Loans Payable (Details) - Schedule of Future Minimum Lease Payments	Dec. 31, 2023 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2024	$ 55,681
2025	55,681
2026	55,681
2027	50,024
2028	42,143
Thereafter	24,584
Total	283,794
Less: Imputed interest	(35,026)
Hire purchases liabilities	248,768
Hire purchases liabilities – current	44,010
Hire purchases liabilities – non-current	$ 204,758